Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance (in shares)	61,129,091	61,052,362	60,513,911
Issued for cash upon exercise of options		73,152	442,694
Issued upon exercise of options in cashless transactions		3,577	95,757
Issuance of common stock (note 16)	1,222,600
Balance (in shares)	62,351,691	61,129,091	61,052,362